Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Net deferred taxes		$ 5,514,632	$ 4,966,666
Change in valuation allowance	$ 547,966	1,191,315
Federal income tax rate	21.00%
Net operating loss carryforwards	$ 21,758,000	$ 19,956,000